REVERSE RECAPITALIZATION (Tables)	9 Months Ended
Sep. 30, 2017
Recapitalization [Abstract]
Share Transaction Activities Upon Consummation Of Merger [Table Text Block]
The table below summarizes the number of Company Shares issued after consummation of the mergers consisting of (i) the number of shares of RSI capital stock outstanding immediately before the mergers along with the impact of the Exchange Ratio, (ii) the impact of fractional share adjustments, and (iii) the number of Company Shares outstanding after the domestication and consummation of the mergers, as of the closing date on October 10, 2017:

RSI Capital Stock		Number of
Type	Series/ Class	Shares
Preferred	A	5,499,900	(1)
Preferred	B	38,545,560	(1)
Preferred	C	56,441,036	(1)
Common	A	529,329	(1)
Common	B	102,925,500	(1)

Total capital stock of RSI as of September 30, 2017	203,941,325

Effect of Exchange Ratio to convert RSI capital stock to Company Shares	48,826,158	(2)
Adjustment for fractional shares	(67)	(3)
Cashless exercise of Guarantee Warrant on closing date	42,556	(4)
Company Shares related to RSI issued at closing	48,868,647
Deemed issuance of shares to GPIA shareholders	9,712,149	(5)

Total Company Shares outstanding on October 10, 2017	58,580,796

(1)	Represents the number of shares of RSI capital stock issued and outstanding as of September 30, 2017.

(2)
In accounting for the reverse recapitalization, RSI capital stock outstanding as of September 30, 2017 was converted to Company Shares based on the Exchange Ratio that resulted in the issuance of approximately 0.2394 Company Shares for each outstanding share of RSI capital stock.

(3)	The total number of Company Shares issued to the former holders of RSI capital stock was net of fractional shares resulting from rounding down in the application of the Exchange Ratio.

(4)
Adams Street Partners and its affiliates agreed to exercise on a cashless basis their Guarantee Warrant for 344,828 shares of Rimini Street’s Class A common stock at an exercise price of $1.16 per share immediately prior to consummation of the mergers. This cashless exercise resulted in the issuance of 177,751 shares of RSI’s Class A common stock which converted to 42,556 Company Shares upon consummation of the mergers.

(5)
Represents the number of Company Shares held by former GPIA shareholders after the Delaware Domestication but immediately prior to consummation of the mergers on October 10, 2017. Includes 497,018 Company Shares held by Adams Street Partners and its affiliates, and closing date issuances of 3,600,000 Company Shares to GPIC Ltd, a Bermuda company (the “Sponsor”) and 388,437 Company Shares to financial advisors, as discussed in Note 11.

Schedule Of Option And Warrant Conversions, Post Merger [Table Text Block]
The capitalization of RMNI was also adjusted based on the Exchange Ratio for the conversion of outstanding options and warrants discussed in Note 6 for the purchase of shares of common stock of RSI into newly issued options and warrants for Company Shares, and for outstanding warrants of GPIA that converted into newly issued warrants for Company Shares upon consummation of the Merger Agreement, as shown below.

	Weighted Average Exercise Price	Number of Shares

Former RSI stock options	$2.76	13,259,442
Former RSI Origination Agent warrants	5.64	3,440,424
GPIA public warrants	11.50	8,625,000
GPIA private placement warrants	11.50	6,062,500

Total		31,387,366